	REMS REAL ESTATE VALUE-OPPORTUNITY FUND
		SCHEDULE OF INVESTMENTS
		March 31, 2021 (unaudited)

		Shares	Fair Value
85.08% COMMON STOCKS
30.34%	DIVERSIFIED/OTHER
	Colony Capital, Inc.*	349,700	$2,266,056
	Alexander & Baldwin, Inc.	94,910	1,593,539
	The Howard Hughes Corp.*	20,700	1,969,191
	iStar, Inc.	78,100	1,388,618
	Kennedy-Wilson Holdings, Inc.	106,994	2,162,348
	Mack-Cali Realty Corp.	115,000	1,780,200
	Spirit Realty Capital, Inc.	39,200	1,666,000
	VEREIT, Inc.	46,800	1,807,416
			14,633,368
9.73%	HEALTHCARE
	Healthcare Trust of America, Inc.	86,900	2,396,702
	Healthpeak Properties, Inc.	72,400	2,297,976
			4,694,678
3.65%	HOTEL
	Hersha Hospitality Trust - Class A*	166,800	1,759,740
9.59%	OFFICE/INDUSTRIAL
	Cousins Property, Inc.	20,900	738,815
	STAG Industrial, Inc.	55,800	1,875,438
	WPT Industrial Real Estate Investment Trust	133,200	2,011,320
			4,625,573
23.64%	RESIDENTIAL
	AvalonBay Communities, Inc.	10,600	1,955,806
	CatchMark Timber Trust, Inc. - Class A	165,700	1,686,826
	Century Communities, Inc.*	32,100	1,936,272
	Forestar Group, Inc.*	51,000	1,187,280
	Independence Realty Trust, Inc.	133,200	2,024,640
	Mid-America Apartment Communities, Inc.	6,700	967,212
	UMH Properties, Inc.	85,800	1,644,786
			11,402,822
8.13%	RETAIL
	Brixmor Property Group, Inc.	119,600	2,419,508
	Regency Centers Corp.	26,500	1,502,815
			3,922,323
85.08% TOTAL COMMON STOCKS			41,038,504
6.86%	PREFERRED STOCKS
1.04%	CONVERTIBLE
	RPT Realty, Series D, 7.250%	9,200	499,468
1.55%	DIVERSIFIED/OTHER
	iStar Financial Inc, Series I, 7.500%	29,000	749,360
1.10%	HOTEL
	RLJ Lodging Trust, Series A, 1.950%	19,000	528,960
2.65%	MORTGAGE REIT
	Annaly Capital Management, Inc., Series I, 6.750%	21,175	537,210
	Colony Capital, Inc., Series G	9,800	248,626
	Colony Capital, Inc., Series H, 7.125%	19,744	493,205
			1,279,041
0.52%	RETAIL
	Brookfield Property REIT, Inc., Series A, 6.375%	10,200	252,246
6.86%	TOTAL PREFERRED STOCKS		3,309,075
3.01% EXCHANGE TRADED FUNDS
	Real Estate Select Sector SPDR Fund	36,800	1,453,232
3.01% TOTAL EXCHANGE TRADED FUNDS			1,453,232
94.95%	TOTAL LONG POSITIONS		45,800,811
5.61% MONEY MARKET FUNDS
	Money Market Fiduciary 0.0685%**	2,706,070	2,706,070
100.56%	NET INVESTMENTS IN SECURITIES		48,506,881
(0.56%)	Liabilities in excess of other assets		(272,601)
100.00%	NET ASSETS		$48,234,280

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

*Non-income producing

**Effective 7 day yield as of March 31, 20212

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

	Level 1	Level 2	Level 3
		Other Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$41,038,504	$-	$-	$41,038,504
Preferred Stocks	3,309,075	-	-	3,309,075
Exchange Traded Funds	1,453,232	-	-	1,453,232
Money Market Funds	2,706,070	-	-	2,706,070
Net Investments in Securities	$48,506,881	$-	$-	$48,506,881

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2021.

At March 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $38,423,989 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,082,892
Gross unrealized depreciation	-
Net unrealized appreciation	$10,082,892